Significant Accounting Policies - Estimated Useful Lives of Assets (Detail)	May 31, 2024
Transportation equipment [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	10 years
Furniture and education equipment [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	5 years
Computer equipment and software [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	3 years
Leasehold Improvements [Member]
Significant Of Accounting Policies [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]
Minimum [Member] | Buildings [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	20 years
Maximum [Member] | Buildings [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	50 years